CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss	$ (89,871)	$ (76,800)	$ (132,752)
Other comprehensive income (loss)
Foreign currency translation adjustments	1,458	5,407	6,695
Comprehensive loss	(88,413)	(71,393)	(126,057)
Comprehensive loss attributable to non-controlling interests	5,694	8,235	14,350
Comprehensive loss attributable to WSP Holdings Limited	$ (82,719)	$ (63,158)	$ (111,707)